Earnings Per Share - Weighted Average Ordinary Shares Outstanding Basic (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average ordinary shares and adjusted weighted average ordinary shares
Issued shares outstanding at 1 January (in shares)	685,601,126	685,198,238	684,794,839
Effect of treasury stock (in shares)	(4,044,189)	317,502	320,997
Average weighted number of ordinary shares outstanding (basic) at 31 December (in shares)	681,556,937	685,515,740	685,115,836